Distribution and License Agreement with Arthrex (Details Textual) (USD $)	1 Months Ended
	Aug. 30, 2013	Nov. 21, 2013	Feb. 27, 2013	Feb. 19, 2013	Mar. 31, 2014 Arthrex [Member]	Dec. 31, 2013 Arthrex [Member]	Dec. 31, 2013 Term Loan [Member]	Feb. 19, 2013 Term Loan [Member]
Arthrex Distributor And License Agreement [Line Items]
Retainage Deposit					$ 5,000,000	$ 5,000,000
Reduction In Borrowing Facility							3,000,000	300,000
Line of Credit Facility, Maximum Borrowing Capacity				7,500,000			7,500,000
Line of Credit Facility, Current Borrowing Capacity		750,000	4,500,000				4,500,000
Line of Credit Facility, Periodic Payment	$ 150,000